Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Moderate Growth Allocation Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated September 9, 2016 (“Supplement”) to:

 MainStay Asset Allocation Funds Summary Prospectuses and Prospectuses, each dated February 29, 2016, as supplemented

(each, a “Prospectus” and collectively, the “Prospectuses”)
and
Statement of Additional Information dated February 29, 2016, as amended July 6, 2016

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses and Statement of Additional Information.

Effective February 28, 2017, Class B shares of the MainStay Group of Funds will be closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.